Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP WRPSP
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
W. R. BERKLEY CORPORATION PROFIT SHARING PLAN
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Year ended December 31, 2025

	Total That Constitute Nonexempt Prohibited Transactions
Participant Contributions
Transferred Late to Plan	Not Corrected	Corrected Outside VFCP	Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE

$49	—	$49	—	—
It was noted that there was an unintentional delay by the Plan Sponsor in submitting employee contributions to the Plan. The 20 day delay on the submission of the withholding amount of $49 resulted in lost interest of $0.19. The Participants’ contributions have been credited.
See accompanying report of independent registered public accounting firm.